Other financial liabilities - Additional Information (Detail)						12 Months Ended
	Jan. 14, 2025 AUD ($) Shares shares	Jul. 11, 2024 USD ($) $ / shares	May 17, 2024 Shares $ / shares	Feb. 21, 2024 AUD ($)	Nov. 30, 2023 AUD ($) shares	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jan. 30, 2025 AUD ($)	Jan. 14, 2025 $ / shares	Jul. 11, 2024 AUD ($) shares	Jul. 11, 2024 $ / shares	Nov. 30, 2023 $ / shares	May 01, 2022
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of other equity instruments exercisable | Shares			22,000
Exercise price | $ / shares			$ 13.5							$ 7.5			$ 29.15
Securities expiry date					Jun. 05, 2029
Fair value warrants issued						$ 5,445,887
Rate of consideration for purchasing warrants						5.00%
Amount for determining exercise price of warrants						$ 6,000,000
Proceeds from the prefunded warrants and ordinary warrants					$ 2,637,853
Proceeds from exercise of warrants		$ 1,178,106				$ 1,178,000	$ 0	$ 0
Decrease Exercise Price Of Warrant | $ / shares			$ 13.5
Number of other equity instruments exercisable in share-based payment arrangement | Shares			22,000
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares			$ 13.5							7.5			$ 29.15
Number of other equity instruments exercised or vested in share-based payment arrangement | $ / shares		22,000
Exercise Price Per Warrant | $ / shares												$ 13.5
Number of shares represented by one depositary receipt	100										11,000,000			500
Warrants exercised at fair value									$ 2,380,271
Number of warrants outstanding | shares											5,000
Expenses incurred on instrument issued	$ 1,495,705
Alumni capital [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of shares represented by one depositary receipt											25,786,480
Purchase price of shares | $ / shares												$ 0.9695
Warrants exercised at fair value											$ 6,459,840
Prefunded Warrants [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of shares issued | shares	779,893
Proceeds from exercise of warrants				$ 27,725,000
Number of other equity instruments exercised or vested in share-based payment arrangement | Shares	779,893
Exercise Price Per Warrant | $ / shares										0.0001
Purchase price of shares | $ / shares										$ 1.4999
At The Market Equity Program [Member] | Alumni capital [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of shares issued | shares											515,729
Securities Purchase Agreement [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Fair value warrants issued	$ 76,358,000				132,763,000
Transaction cost incurred for issue of warrants	228,422,000				$ 382,463,000
Proceeds from exercise of warrants	3,263,047
Fair value of instrument issued	$ 4,530,203
Prefunded Warrants [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of other equity instruments exercisable	155,979				36,488
Number of other equity instruments exercisable in share-based payment arrangement	155,979				36,488
Ordinary Warrants [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of other equity instruments exercisable	266,667				88,888
Number of other equity instruments exercisable in share-based payment arrangement	266,667				88,888
Ordinary Warrants [Member] | Securities Purchase Agreement [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of shares issued | shares	200,000
Financial liabilities, at fair value					$ 3,020,316
Issued capital, ordinary shares	$ 8,000,000
Ordinary Warrants 1 [Member] | Securities Purchase Agreement [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Financial liabilities, at fair value	2,545,276
Ordinary Warrants 2 [Member] | Securities Purchase Agreement [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Financial liabilities, at fair value	1,908,568
Ordinary Warrants 3 [Member] | Securities Purchase Agreement [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Financial liabilities, at fair value	$ 76,358,000
American Depositary Shares [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of shares issued | shares	110,688				52,400